Other Income And Other Expense (Tables)	12 Months Ended
Dec. 31, 2014
Other Income And Other Expense [Abstract]
Other Income And Other Expense
Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2014	2013	2012
All other income and commissions:
ATM interchange fees	$10,943	$10,412	$10,528
Electronic banking fees	6,190	6,289	6,537
Letter of credit fees	4,864	5,081	5,158
Deferred compensation	2,042	4,685	4,461
Gain/(loss) on extinguishment of debt	(4,166)	-	-
Other	12,390	13,874	20,257
Total	$32,263	$40,341	$46,941
All other expense:
Other insurance and taxes	$12,900	$12,598	$10,734
Travel and entertainment	9,095	8,959	8,366
Customer relations	5,726	4,916	4,578
Employee training and dues	4,518	5,054	4,525
Supplies	3,745	3,800	3,752
Miscellaneous loan costs	2,690	4,209	4,126
Tax credit investments	2,087	2,021	4,478
Litigation and regulatory matters	(2,720)	63,654	33,313
Other	41,952	32,579	41,195
Total	$79,993	$137,790	$115,067

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.